Reverse capitalization (Tables)	12 Months Ended
Dec. 31, 2020
Reverse Capitalization [Abstract]
Schedule of Reverse Capitalization
Pursuant to U.S. GAAP, the Corporation retroactively applied the reverse capitalization to our equity structure for the years ended December 31, 2020 and 2019, as summarized below and reflected in the Consolidated Balance Sheets, Consolidated Statements of Operations and Comprehensive Loss, and Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Deficit.
Unless otherwise indicated, all of the Corporation’s common stock as well as previously issued stock options presented in the accompanying retroactively revised Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Deficit or in the related notes are presented on an as- or as if-converted basis, converted at the ratio of approximately 2.0681 and presented as shares or awards of our common stock:
Retroactive application of reverse capitalization to Consolidated Balance Sheets

Date	Description	As previously reported	1/7/21 conversion ratio	Reverse capitalized shares
12/31/2019	Convertible preferred shares authorized	75,136,086	2.0681	155,387,025
12/31/2019	Convertible preferred shares issued and outstanding	67,427,138	2.0681	139,444,346
12/31/2019	Common shares authorized	170,000,000	2.0681	351,572,668
12/31/2019	Common shares issued	42,877,665	2.0681	88,674,206
12/31/2019	Common shares outstanding	42,686,624	2.0681	88,279,119
12/31/2020	Convertible preferred shares authorized	75,136,086	2.0681	155,387,025
12/31/2020	Convertible preferred shares issued and outstanding	67,427,138	2.0681	139,444,346
12/31/2020	Common shares authorized	170,000,000	2.0681	351,572,668
12/31/2020	Common shares issued	43,505,291	2.0681	89,972,184
12/31/2020	Common shares outstanding	43,134,938	2.0681	89,206,266
The following table summarizes the weighted-average outstanding shares, basic and diluted for the years ended December 31, 2020 and 2019 after factoring all retroactive application of capitalization.
Retroactive application of reverse capitalization to Consolidated Statements of Operations and Comprehensive Loss

Date	Description	As previously reported	1/7/21 conversion ratio	Reverse capitalized amounts
12/31/2019	Net loss per share attributable to common shareholders - basic and diluted	$(8.56)	2.0681	$(4.14)
12/31/2019	Basic and diluted weighted average number of common shares and common shares equivalents outstanding	42,469,175	2.0681	87,829,419
12/31/2020	Net loss per share attributable to common shareholders - basic and diluted	$(3.18)	2.0681	$(1.54)
12/31/2020	Basic and diluted weighted average number of common shares and common shares equivalents outstanding	42,886,067	2.0681	88,691,582
Retroactive application of reverse capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Deficit

Date	Description	As previously reported	1/7/21 conversion ratio	Reverse capitalized amounts
12/31/2018	Convertible preferred stock - shares	67,427,138	2.0681	139,444,346
12/31/2018	Common stock - shares	42,243,445	2.0681	87,362,592
12/31/2018	Common stock - amount	$4	2.0681	$9